Convertible Notes	6 Months Ended
Jun. 30, 2022
Convertible Notes [Abstract]
Convertible Notes
7.	Convertible Notes:

Details of the Company’s convertible notes issued to JDH are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2022, included in the Company’s 2021 annual report on Form 20-F filed with the SEC on March 31, 2022.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2022	December 31, 2021
Convertible notes	11,165	21,165
Less: beneficial conversion feature	-	(10,949)
Convertible notes, net of beneficial conversion feature	11,165	10,216
Less: Deferred financing costs	(26)	(75)
Less: Change in fair value of conversion option	(894)	(2,568)
Total	10,245	7,573
Less - current portion	(7,254)	(769)
Long-term portion	2,991	6,804

September 7, 2015 - $21,165 Revolving Convertible Note (Second JDH Note)

On January 26, 2022, the Company voluntarily prepaid $5,000 of the outstanding balance of the Second JDH Note using cash on hand (Note 7). In connection with this prepayment the Company’s cash sweep obligations for 2022 under the JDH Loans and JDH Notes were waived pursuant to a waiver letter signed on January 19, 2022. On March 10, 2022, the Company voluntarily prepaid another $5,000 of the outstanding balance of the Second JDH Note using cash on hand (Note 7). As of June 30, 2022, $11,165 was outstanding under the Second JDH Note.

Upon adoption on January 1, 2022, Second JDH Note increased by $10,949 representing the net impact of two adjustments: (1) the $21,165 value of beneficial conversion feature (“BCF”), previously classified in additional paid-in-capital in stockholders’ equity, and (2) a $10,216 decrease to accumulated deficit for the cumulative effect of adoption related to the recorded amortization expense of BCF (Note 2).

The accumulated deficit and gross debt movement of the Second JDH Note is presented below:

	Accumulated deficit	Debt
Balance, December 31, 2020	8,324	8,324
Amortization (Note 12)	764	764
Balance, June 30, 2021	9,088	9,088
Amortization	1,128	1,128
Balance, December 31, 2021	10,216	10,216
Cumulative adjustment due to adoption of ASU 2020-06 (Note 2)	10,949	10,949
Repayments of convertible notes	(10,000)	(10,000)
Balance, June 30, 2022	11,165	11,165

The equity movement of the Second JDH Note is presented below:

Additional paid-in capital
Balance, December 31, 2020	21,165
Balance, June 30, 2021	21,165
Balance, December 31, 2021	21,165
Cumulative adjustment due to adoption of ASU 2020-06 (Note 2)	(21,165)
Balance, June 30, 2022	-

The Company may, by giving five business days prior written notice to JDH at any time, prepay the whole or any part of the Second JDH Note in cash or, subject to JDH’s prior written agreement on the price per share, in a number of fully paid and nonassessable shares of the Company equal to the amount of the note(s) being prepaid divided by the agreed price per share. At JDH’s option, the Company’s obligation to repay the principal amount under the Second JDH Note or any part thereof may be paid in common shares at a conversion price of $1.20 per share. JDH has also received customary registration rights with respect to any shares to be received upon conversion of the Second JDH Note.

The annual principal payments required to be made after June 30, 2022, are as follows:

Twelve month periods ending June 30,	Amount
2023	8,000
2024	3,165
Total	11,165